CONCENTRATION AND CREDIT RISK	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Risks and Uncertainties [Abstract]
CONCENTRATION AND CREDIT RISK
10.	CONCENTRATIONS
The Company had only one supplier during the three and six months ended December 31, 2015 and 2014, respectively.

NOTE 13 - CONCENTRATION AND CREDIT RISK

Sales to one customer accounted for approximately 19% and 19% of the Company’s revenue for the year ended June 30, 2015 and 2014, respectively.

The Company had only two and one supplier during the years ended June 30, 2015 and 2014, respectively.